Fair Value Measurements - Summary of financial Asset measured at fair value on recurring basis (Parenthetical) (Detail) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Cash	$ 75,975		$ 0
U.S. Treasury Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Cash		$ 914